Share-Based Compensation - Summary of Issued Share Based Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Actual Fair Value on Vesting Date	$ 5.85	$ 3.07	$ 1.75
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 3.26	$ 3.22	$ 3.40
Vested, Weighted Average Fair Value on Grant Date	$ 3.43	$ 3.43	$ 6.15
Granted, Weighted Average Fair Value on Grant Date		$ 3.43	$ 3.43
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 3.25	$ 3.26	$ 3.22
Management [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	300,000	225,000	150,000
Vested, Number of Units	0	0	0
Granted, Number of Units		75,000	75,000
Unvested, Number of Units, closing balance	300,000	300,000	225,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	27,550	32,070	17,886
Vested, Number of Units	(27,550)	(32,070)	(17,886)
Granted, Number of Units		27,550	32,070
Unvested, Number of Units, closing balance		27,550	32,070